SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Foreign currency translation adjustments	$ 674	$ 139	$ (75)
Total accumulated other comprehensive income (loss)	$ 674	$ 139	$ (75)